Organization and Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization and Operations

1. Organization and Operations

References to the terms “we”, “our”, “us”, “Stonegate” or the “Company” used throughout these Notes to Unaudited Consolidated Financial Statements refer to Stonegate Mortgage Corporation and, unless the context otherwise requires, its wholly-owned subsidiary, NattyMac, LLC (“NattyMac”), an Indiana limited liability company established in June 2013. The Company was initially incorporated in the State of Indiana in January 2005. As a result of an acquisition and subsequent merger with Swain Mortgage Company in 2009, the Company is now an Ohio corporation. The Company’s headquarters is in Indianapolis, Indiana.

The Company is a specialty financial services firm focused on the U.S. residential mortgage market. The Company originates, acquires, sells, finances and services residential mortgage loans. The Company predominantly sells mortgage loans to the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), to the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”) and in Government National Mortgage Association (“Ginnie Mae” or “GNMA”) pools of mortgage backed securities (“MBS”). Both FNMA and FHLMC are considered government-sponsored enterprises (“GSEs”). The Company’s integrated and scalable residential mortgage banking platform enables us to efficiently and effectively originate, acquire, sell, finance and service residential mortgage loans. The Company’s platform and operating model provides its constituents visibility and access to essential data, documents and analytics related to the loan and originator performance over time. The Company’s principal sources of revenue include (i) gain on sale of mortgage loans from loan securitizations and whole loan sales, and fee income from originations, (ii) fee income from loan servicing, and (iii) fee and net interest income from its financing facilities.

A. ORGANIZATION AND OPERATIONS

We are a specialty financial services firm focused on the U.S. residential mortgage market. We originate, acquire, sell, finance and service agency and non-agency residential mortgage loans. Our vertically integrated and scalable residential mortgage banking platform enables us to efficiently and effectively originate, acquire, sell, finance and service residential mortgage loans. Our platform and operating model provides our constituents visibility and access to essential data, documents and analytics related to the loan and originator performance over time. Our principal sources of revenue include (i) gain on sale from securitizations and whole loan sales, and fee income from originations, (ii) fee income from loan servicing, and (iii) fee and net interest income from our syndicated financing facility.

The Company was initially incorporated in the State of Indiana in January 2005. As a result of an acquisition and subsequent downstream merger with Swain Mortgage Company in 2009, we are now an Ohio corporation. Our headquarters is in Indianapolis, Indiana and we have offices throughout the central United States.